Subsequent Events - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events:
We have evaluated subsequent events through December 9, 2015, the date the financial statements were available to be issued.
During October 2015, the Company borrowed $30.0 million under its Revolver for operational use which was subsequently repaid.
On November 30, 2015, concurrent with the consummation of the combination of the Company with CSRA, all outstanding long-term debt (described in Note 5) and derivative liabilities (described in Note 6) were paid in full.
Subsequent Events: We have evaluated subsequent events through the date the financial statements were issued.